Fair Value Measurements	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Fair Value Measurements

We follow the principles of fair value accounting as they relate to our financial assets and financial liabilities. The required fair value hierarchy that prioritizes observable and unobservable inputs used to measure and classify fair value into three broad levels is described as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs (i.e., inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in estimating the fair value of an asset or liability) are used when little or no market data is available.

We do not use derivative instruments for hedging of market risks or for trading or speculative purposes. In conjunction with the issuance to Platinum of the Senior Secured Convertible Promissory Notes and Platinum Warrants between October 2012 and July 2013, and the potential issuance of the Series A Preferred Exchange Warrant pursuant to Platinum’s exchange of the Series A Preferred stock that it holds into shares of our common stock, we determined that the Platinum Warrants included certain exercise price adjustment features that required the warrants to be treated as non-cash liabilities and recorded at their estimated fair value. Prior to their amendment in May 2015, as described below, we determined the initial fair value and subsequent fair value measurements of the warrant liability using a Monte Carlo simulation model with Level 3 inputs or the Black-Scholes Option Pricing model. Inputs used to determine fair value included the remaining contractual term of the Platinum Warrants, risk-free interest rates, expected volatility of the price of the underlying common stock, and the probability of a financing transaction or other equity issuance that would trigger a reset in the exercise price of the Platinum Warrants, and, in the case of the Series A Preferred Exchange Warrant, the probability of Platinum’s exchange of the shares of Series A preferred stock it holds into shares of common stock. As described more completely in Note 8, Capital Stock, on May 12, 2015, we entered into an agreement with Platinum pursuant to which we amended the Platinum Warrants to fix the exercise price thereof and eliminate the anti-dilution reset features that had previously required the Platinum Warrants to be treated as liabilities and carried at fair value. As a result of the agreement with Platinum, at May 12, 2015, we adjusted the Platinum Warrants to their fair value, estimated to be $4,903,200, reflecting an increase of $1,894,700 since March 31, 2015, which was recorded as a non-cash charge to other expense, net in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the first quarter of our current fiscal year, and subsequently eliminated the warrant liability with respect to the Platinum Warrants, with a corresponding credit to Additional Paid-in Capital.

The fair value hierarchy for the warrant liability which had been measured at fair value on a recurring basis is as follows:

Fair Value Measurements at Reporting Date Using
	Total Carrying	Quoted Prices inActive Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015:
Warrant liability	$-	$-	$-	$-
March 31, 2015:
Warrant liability	$3,008,500	$-	$-	$3,008,500

During the nine month period ended December 31, 2015, there was no significant change to the valuation models used for purposes of determining the fair value of the Level 3 warrant liability.

The changes in Level 3 liabilities measured at fair value on a recurring basis are as follows:

Fair Value Measurements
Using Significant
Unobservable Inputs
(Level 3)

Warrant Liability

Balance at March 31, 2015	$3,008,500
Mark to market loss included in net loss	1,894,700
Elimination of liability upon modification of warrants	(4,903,200)

Balance at December 31, 2015	$-

We carried no assets or other liabilities at fair value at December 31, 2015 or March 31, 2015.

4.  Fair Value Measurements

We follow the principles of fair value accounting as they relate to its financial assets and financial liabilities. Fair value is defined as the estimated exit price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, rather than an entry price that represents the purchase price of an asset or liability.  Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters.  Where observable prices or inputs are not available, valuation models are applied.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on several factors, including the instrument’s complexity.  The required fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels is described as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

•	Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs (i.e., inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in estimating the fair value of an asset or liability) are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  Where quoted prices are available in an active market, securities are classified as Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific financial instrument, then the Company estimates fair value by using pricing models, quoted prices of financial instruments with similar characteristics or discounted cash flows. In certain cases where there is limited activity or less transparency around inputs to valuation, financial assets or liabilities are classified as Level 3 within the valuation hierarchy.

We do not use derivative instruments for hedging of market risks or for trading or speculative purposes. In conjunction with the Senior Secured Convertible Promissory Notes issued to Platinum between October 2012 and July 2013 and the related Platinum Warrants (see Note 8, Convertible Promissory Notes and Other Notes Payable), and the contingently issuable Series A Exchange Warrant (see Note 9, Capital Stock), we determined that the warrants included certain exercise price adjustment features requiring the warrants to be treated as liabilities, which were recorded at their issuance-date estimated fair values. We determined the fair value of the warrant liabilities using a Monte Carlo simulation model with Level 3 inputs. Inputs used to determine fair value include the remaining contractual term of the notes, risk-free interest rates, expected volatility of the price of the underlying common stock, and the probability of a financing transaction that would trigger a reset in the warrant exercise price, and, in the case of the Series A Exchange Warrant, the probability of Platinum’s exchange of the shares of Series A Preferred it holds into shares of common stock. Changes in the fair value of these warrant liabilities have been recognized as non-cash income or expense in the Consolidated Statements of Operations and Comprehensive Loss for the fiscal years ended March 31, 2015 and 2014.

The fair value hierarchy for liabilities measured at fair value on a recurring basis is as follows:

		Fair Value Measurements at Reporting Date Using
	Total Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
March 31, 2015:
Warrant liability	$3,008,500	$-	$-	$3,008,500
March 31, 2014:
Warrant liability	$2,973,900	$-	$-	$2,973,900

During the fiscal years ended March 31, 2015 and 2014, there were no significant changes to the valuation models used for purposes of determining the fair value of the Level 3 warrant liability.

The changes in Level 3 liabilities measured at fair value on a recurring basis are as follows:

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Warrant Liability

Balance at March 31, 2013	$6,394,000

Recognition of warrant liability upon issuance of Senior Secured Convertible
Promissory Note and warrant to Platinum on July 26, 2013	146,800
Mark to market gain included in net loss	(3,566,900)

Balance at March 31, 2014	2,973,900
Mark to market loss included in net loss	34,600

Balance at March 31, 2015	$3,008,500

As described in Note 16, Subsequent Events, during May 2015, we entered into an agreement with Platinum pursuant to which Platinum agreed to amend the Platinum Warrants and the Series A Exchange Warrant to fix the exercise price thereof at $7.00 per share and eliminate the exercise price reset features and fix the number of shares of our common stock issuable thereunder.  This amendment will result in the elimination of the warrant liability with respect to these warrants during the first quarter of our fiscal year ended March 31, 2016.

No assets or other liabilities were measured on a recurring basis at fair value at March 31, 2015 or 2014.